Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity	Equity
a) Authorized Share Capital

Our authorized share capital consists of an unlimited number of Class A common shares without par value, an unlimited number of Class B subordinate voting shares without par value and an unlimited number of preferred shares without par value issuable in series.

Class A common shares carry the right to 100 votes per share. Class B subordinate voting shares carry the right to one vote per share. Each Class A common share is convertible, at the option of the holder, into one Class B subordinate voting share. In all other respects, the Class A common shares and Class B subordinate voting shares rank equally.
25.    Equity (continued)

The attributes of the Class B subordinate voting shares contain so-called “coattail provisions”, which provide that, in the event that an offer (an “Exclusionary Offer”) to purchase Class A common shares, which is required to be made to all or substantially all holders thereof, is not made concurrently with an offer to purchase Class B subordinate voting shares on identical terms, then each Class B subordinate voting share will be convertible into one Class A common share at the option of the holder during a certain period, provided that any Class A common shares received upon such conversion are deposited to the Exclusionary Offer. Any Class B subordinate voting shares converted into Class A common shares pursuant to such conversion right will automatically convert back to Class B subordinate voting shares in the event that any such shares are withdrawn from the Exclusionary Offer or are not otherwise ultimately taken up and paid for under the Exclusionary Offer.

The Class B subordinate voting shares will not be convertible in the event that holders of a majority of the Class A common shares (excluding those shares held by the offeror making the Exclusionary Offer) certify to Teck that they will not, among other things, tender their Class A common shares to the Exclusionary Offer.

If an offer to purchase Class A common shares does not, under applicable securities legislation or the requirements of any stock exchange having jurisdiction, constitute a “take-over bid” or is otherwise exempt from any requirement that such offer be made to all or substantially all holders of Class A common shares, the coattail provisions will not apply.

On February 18, 2023, Teck’s Board of Directors approved a proposed six-year sunset for the multiple voting rights attached to the Class A common shares of Teck (the Dual Class Amendment). Teck will seek shareholder approval for the Dual Class Amendment at its annual and special meeting of shareholders, expected to be held on or about April 26, 2023. On the effective date of the Dual Class Amendment, each Teck Class A common share will be exchanged for one new Class A common share and 0.67 of a Class B subordinate voting share. The terms of the new Class A common shares will be identical to the current terms of Class A common shares, but will provide that, on the sixth anniversary of the effective date of the Dual Class Amendment, all new Class A common shares will automatically be exchanged for Class B subordinate voting shares, which will be renamed “common shares”. In addition to Teck shareholder and court approvals, the Dual Class Amendment is subject to customary conditions, including approval of the Toronto Stock Exchange.

b) Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding

Shares (in 000’s)	Class A Common Shares	Class B Subordinate Voting Shares
As at January 1, 2021	7,765	523,381
Shares issued on options exercised (c)	—	3,067
As at December 31, 2021	7,765	526,448
Shares issued on options exercised (c)	—	10,209
Acquired and cancelled pursuant to normal course issuer bid (h)	—	(30,703)
As at December 31, 2022	7,765	505,954

c) Share Options

The maximum number of Class B subordinate voting shares issuable to full-time employees pursuant to options granted under our current stock option plan is 46 million. As at December 31, 2022, 10,693,150 share options remain available for grant. The exercise price for each option is the closing price for our Class B subordinate voting shares on the last trading day before the date of grant. Our share options are settled through the issuance of Class B subordinate voting shares.

During the year ended December 31, 2022, we granted 1,729,260 share options to employees. These share options have a weighted average exercise price of $45.51, vest in equal amounts over three years and have a term of 10 years.
25.    Equity (continued)

The weighted average fair value of share options granted in the year was estimated at $17.13 per option (2021 – $10.83) at the grant date based on the Black-Scholes option-pricing model using the following assumptions:

	2022	2021
Weighted average exercise price	$45.51	$29.04
Dividend yield	1.10%	0.69%
Risk-free interest rate	1.50%	0.75%
Expected option life	6.1 years	6.3 years
Expected volatility	41%	40%
Forfeiture rate	1.43%	0.78%

The expected volatility is based on a statistical analysis of historical daily share prices over a period equal to the expected option life.

Outstanding share options are as follows:

	2022		2021
	Share Options (in 000’s)	Weighted Average Exercise Price	Share Options (in 000’s)	Weighted Average Exercise Price
Outstanding at beginning of year	23,680	$21.12	25,250	$20.61
Granted	1,729	45.51	2,519	29.04
Exercised	(10,117)	23.16	(3,189)	16.03
Forfeited	(216)	32.26	(186)	25.43
Expired	(19)	26.75	(714)	52.86
Outstanding at end of year	15,057	$22.38	23,680	$21.12
Vested and exercisable at end of year	9,854	$19.04	16,543	$21.29

The average share price during the year was $45.75 (2021 – $29.25).

Information relating to share options outstanding at December 31, 2022, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
2,382	$5.34 - $13.57	37
3,301	$13.58 - $14.71	86
3,119	$14.72 - $27.29	37
3,828	$27.30 - $29.43	80
2,427	$29.44 - $50.68	94
15,057	$5.34 - $50.68	68

Total share option compensation expense recognized for the year was $26 million (2021 – $28 million).
25.    Equity (continued)

d) Deferred Share Units, Restricted Share Units, Performance Share Units and Performance Deferred Share Units

We have issued and outstanding deferred share units (DSUs), restricted share units (RSUs), performance share units (PSUs) and performance deferred share units (PDSUs) (collectively, Units).

As of 2017, DSUs are granted to directors only. RSUs may be granted to both employees and directors. PSUs and PDSUs are granted to certain officers only. DSUs entitle the holder to a cash payment equal to the closing price of one Class B subordinate voting share on the Toronto Stock Exchange on the day prior to redemption. RSUs entitle the holder to a cash payment equal to the weighted average trading price of one Class B subordinate voting share on the Toronto Stock Exchange over 20 consecutive trading days prior to the payout date. PSUs and PDSUs issued in 2017 and later vest in a percentage from 0% to 200% based on both relative total shareholder return as compared to our compensation peer group and a calculation based on the change in EBITDA over the vesting period divided by the change in a weighted commodity price index. Once vested, PSUs and PDSUs entitle the holder to a cash payment equal to the weighted average trading price of one Class B subordinate voting share on the Toronto Stock Exchange over 20 consecutive trading days prior to the payout date. Officers granted PSUs in 2017 and later can elect to receive up to 50% of their Units as PDSUs, which pay out following termination of employment as described below.

PSUs and PDSUs vest on December 20 in the year prior to the third anniversary of the grant date. RSUs vest on various dates depending on the grant date. DSUs granted to directors vest immediately. Units vest on a pro rata basis if employees retire or are terminated without cause and unvested units are forfeited if employees resign or are terminated with cause.

DSUs and PDSUs may be redeemed on or before December 15 of the first calendar year commencing after the date on which the participant ceases to be a director or employee. RSUs and PSUs pay out on the vesting date.

Additional Units are issued to Unit holders to reflect dividends paid and other adjustments to Class B subordinate voting shares.

In 2022, we recognized compensation expense of $210 million for Units (2021 – $97 million). The total liability and intrinsic value for vested Units as at December 31, 2022 was $230 million (2021 – $160 million).

The outstanding Units are summarized in the following table:

(in 000’s)	2022		2021
	Outstanding	Vested	Outstanding	Vested
DSUs	2,129	2,129	2,526	2,526
RSUs	2,203	—	2,707	—
PSUs	1,072	—	1,622	—
PDSUs	227	177	185	67
	5,631	2,306	7,040	2,593

e) Accumulated Other Comprehensive Income

(CAD$ in millions)	2022	2021
Accumulated other comprehensive income – beginning of year	$202	$247
Currency translation differences:
Unrealized gain (loss) on translation of foreign subsidiaries	822	(50)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $9 and $(2)) (Note 30(b))	(56)	11
	766	(39)
Gain (loss) on marketable equity and debt securities (net of taxes of $(14) and $1)	93	(6)
Share of other comprehensive income of associates and joint ventures	1	—
Remeasurements of retirement benefit plans (net of taxes of $13 and $(91))	(45)	171
Total other comprehensive income	815	126
Less remeasurements of retirement benefit plans recorded in retained earnings	45	(171)
Accumulated other comprehensive income – end of year	$1,062	$202
25.    Equity (continued)

f) Earnings (Loss) Per Share

The following table reconciles our basic and diluted earnings (loss) per share:

(CAD$ in millions, except per share data)	2022	2021
Net basic and diluted profit from continuing operations	$4,070	$3,170
Net basic and diluted profit (loss) attributable to non-controlling interest	(19)	47
Net basic and diluted profit attributable to shareholders of the company from continuing operations	4,089	3,123
Net basic and diluted loss attributable to shareholders of the company from discontinued operations	(772)	(255)
Total basic and diluted profit attributable to shareholders of the company	$3,317	$2,868

Weighted average shares outstanding (000’s)	526,718	532,340
Dilutive effect of share options	9,136	7,931
Weighted average diluted shares outstanding (000’s)	535,854	540,271
Earnings per share from continuing operations
Basic	$7.77	$5.87
Diluted	$7.63	$5.78
Earnings (loss) per share from discontinued operations
Basic and diluted	$(1.47)	$(0.48)
Basic earnings per share	$6.30	$5.39
Diluted earnings per share	$6.19	$5.31

At December 31, 2022, 1,635,225 (2021 – 7,700,774) potentially dilutive shares were not included in the diluted earnings per share calculation because their effect was anti-dilutive.

For the years ended December 31, 2022 and December 31, 2021, there was a net loss attributable to discontinued operations. Accordingly, all share options would be considered anti-dilutive and have been excluded from the calculation of diluted loss per share. The weighted average shares outstanding and weighted average diluted shares outstanding are therefore the same for discontinued operations.

g) Dividends

Dividends of $0.625 per share, totalling $337 million, were paid on our Class A common and Class B subordinate voting shares in the first quarter of 2022. We declared and paid dividends on our Class A common and Class B subordinate voting shares of $0.125 per share in each of the second, third and fourth quarters of 2022 and $0.05 per share in each quarter of 2021. During the year ended December 31, 2022, we declared and paid a total of $532 million of dividends (2021 – $106 million).

On February 18, 2023, our Board of Directors approved a $0.625 per share dividend, including a $0.50 per share supplemental dividend on our Class A common shares and Class B subordinate voting shares, payable on March 31, 2023 to shareholders of record at the close of business on March 15, 2023.

h) Normal Course Issuer Bid

On occasion, we purchase and cancel Class B subordinate voting shares pursuant to normal course issuer bids that allow us to purchase up to a specified maximum number of shares over a one-year period.

In October 2022, we renewed our regulatory approval to conduct a normal course issuer bid, under which we may purchase up to 40 million Class B subordinate voting shares during the period from November 2, 2022 to November 1, 2023. All purchased shares will be cancelled. In 2022, we purchased and cancelled 30,703,473 Class B subordinate voting shares for $1.4 billion. There were no purchases or cancellations of Class B subordinate voting shares in 2021.